Income Taxes (Schedule Of Reconciliations Of The U.S. Federal Statutory Tax Rate) (Details)	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Income Tax Disclosure [Abstract]
Federal statutory rate	35.00%	35.00%	35.00%
State and local taxes, net of federal tax benefit	1.00%	1.00%	1.30%
Non-U.S. rate differential	(2.40%)	(4.20%)	(4.80%)
Non-U.S. tax holidays	(1.10%)	(1.10%)	(1.80%)
U.S. manufacturing deduction	(1.20%)	(1.50%)	(1.60%)
Gains on divestitures	1.50%	0.00%	0.00%
Spinoff-related	1.10%	0.00%	0.00%
Goodwill impairment	0.00%	5.30%	4.80%
Artesyn repatriation	0.00%	0.00%	2.20%
Other	0.40%	0.30%	0.20%
Effective income tax rate	34.30%	34.80%	35.30%
Non-U.S. tax holiday tax rate reductions for certain foreign jurisdictions, expiration period in years	2 years